Inventories, Net - Schedule of Inventory Impairment Movement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Inventory Impairment Movement [Abstract]
Beginning balance		$ 1,851
Additions	374		1,851
(Reversal)		(1,851)
Ending balance	$ 374		$ 1,851